Significant Accounting Policies - Additional Information (Details) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2014 Stock Option [Member]	Dec. 31, 2014 Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Money market investments	$ 2,307	$ 1,663
Cash	100	1,663	53
Derivative Liability (Note 3)	1,319	2,863
Unrealized Gain (Loss) on Derivatives	355	3,777
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				4,201	2,410
Incremental Common Shares Attributable to Dilutive Effect of Call Options and Warrants		1,138
Gain on derivative settlement	$ 349
Stockholders' Equity, Reverse Stock Split	On August 10, 2011, and again on May 28, 2014, the Board of Directors approved a 1-for-18 and a 1-for-3 reverse stock split, or Share Consolidation, respectively, which became effective on August 25, 2011 and September 3, 2014, respectively. The combined 1-for-54 reverse stock split affected all of the Companys common shares, stock options and warrants outstanding at the effective date.